Share-Based Compensation - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended			9 Months Ended
	May 31, 2021 CNY (¥) shares	May 31, 2021 USD ($) shares	Apr. 30, 2021 shares	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation	¥ 10,296	$ 1,594
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation				¥ 59,388	$ 9,217	¥ 74,627
2017 Plan [Member] | Three Executives [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of options granted			1,833,807
Share based compensation by share based payment arrangement vesting period			2 years
2017 Plan [Member] | Three Executives [Member] | Forty Percent Vesting On The Grant Date [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage			40.00%
2017 Plan [Member] | Three Executives [Member] | Thirty Percent Vesting On The First And Second Anniversary Of The Vesting Commencement Date [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting percentage			30.00%
2019 Plan [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, forfeited	2,187,287	2,187,287